Document and Entity Information	Mar. 11, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001437107
Document Type	8-K
Document Period End Date	Mar. 11, 2022
Entity Registrant Name	Discovery, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34177
Entity Tax Identification Number	35-2333914
Entity Address, Address Line One	230 Park Avenue South
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	548-5555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Common Stock
Trading Symbol	DISCA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series B Common Stock
Trading Symbol	DISCB
Security Exchange Name	NASDAQ
Common Class C [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series C Common Stock
Trading Symbol	DISCK
Security Exchange Name	NASDAQ